Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	¥ 32,778	¥ 30,732
Accumulated amortization	11,208	8,286
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	1,047	934
Accumulated amortization	745	422
Proprietary technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	1,690	1,785
Accumulated amortization	870	744
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	16,114	16,670
Accumulated amortization	3,150	2,336
Software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	10,879	8,556
Accumulated amortization	5,242	3,830
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	3,048	2,787
Accumulated amortization	¥ 1,201	¥ 954